Income Tax - Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Intangibles	$ 454	$ 729
Accrued expenses	23	16
Lease liability	65	91
Net operating loss	6,876	5,608
Returns allowance	28	30
Stock compensation	292
Total net deferred tax assets	7,738	6,474
Valuation allowance	(7,669)	(6,374)
Deferred tax liabilities:
Depreciation	(5)	(10)
ROU asset	(64)	(90)
Total net deferred tax liabilities	(69)	(100)
Net deferred tax asset/(liability)